Income Taxes - Schedule of Loss Before Income Taxes By Jurisdiction (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Non-PRC	¥ (19,550)	$ (2,795)	¥ 71,026	¥ 102,245
PRC	260,405	37,237	249,389	(174,104)
(Loss)/income before income tax	¥ 240,855	$ 34,442	¥ 320,415	¥ (71,859)